Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

20.	Warrants

Each common share warrant entitles the holder to purchase one common share of the Company. The Company has no warrants outstanding as at December 31, 2021 and December 31, 2020.

The following table reflects the continuity of warrants as at December 31, 2021 and December 31, 2020:

	December 31, 2021		December 31, 2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Beginning balance	-	$-	7,444,961	$2.03
Granted	-	-	-	-
Exercised	-	-	(3,109,589)	(0.88)
Expired	-	-	(4,335,372)	(2.86)
Ending balance	-	$-	-	$-

The weighted average share price on the date of exercise is $Nil (December 31, 2020 - $2.32).

During the year ended December 30, 2020, the fair value assigned to expired warrants of $7,497,332 was reclassified from warrant reserve to deficit.